Debt (Details) - Schedule of carrying value convertible notes consisted - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal amount	$ 43,100	$ 43,100
Convertible Notes [Member]
Principal amount			$ 61,300
Accrued (prepaid) interest			17,287
Unamortized debt discount			(676)
Total			$ 77,911